Investment Objectives and Goals - Defiance AI & Power Infrastructure ETF	Feb. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE AI & POWER INFRASTRUCTURE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI & Power Infrastructure ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the MarketVector™ US Listed AI and Power Infrastructure Index (the “Index”).